MARKET RISK BENEFITS (Tables)	12 Months Ended
Dec. 31, 2022
Market Risk Benefit [Abstract]
Market Risk Benefit, Activity
The following table summarizes the balance of and changes in the net liability position of market risk benefits on January 1, 2021 resulting from the adoption of ASU 2018-12:

	Individual Retirement	Legacy		Total
	GMxB Core	GMxB Legacy	Purchased MRB
	(in millions)
Balance, December 31, 2020	$2,206	$19,891	$(2,572)	$19,525
Adjustment for reversal of balances recorded in Accumulated Other Comprehensive Income	(4)	(70)	—	(74)
Adjustments for the cumulative effect of the changes in the instrument-specific credit risk between the original contract issuance date and the transition date	505	461	2	968
Adjustments for the remaining difference (exclusive of the instrument specific credit risk change and host contract adjustments) between previous carrying amount and fair value measurement for the MRB (1)	(563)	4,122	(194)	3,365
Balance, January 1, 2021	$2,144	$24,404	$(2,764)	$23,784
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(1)MRB transition table not inclusive of the following transition adjustments to retained earnings and AOCI including Individual Retirement EQUI-VEST of $43 million, SCS of $21 million, Protection Solutions of $(2) million and Group Retirement EQUI-VEST of $(20) million.
The following table presents the balances and changes to the balances for the market risk benefits for the GMxB benefits on deferred variable annuities for the twelve months ended and as of December 31, 2022 and 2021.

	December 31, 2022				December 31, 2021
	Individual Retirement	Legacy			Individual Retirement	Legacy
	GMxB Core	GMxB Legacy	Purchased MRB (3)	Net Legacy	GMxB Core	GMxB Legacy	Purchased MRB (3)	Net Legacy
	(Dollars in millions)
Balance, beginning of the period (“BOP”)	$1,061	$20,236	$(14,059)	$6,177	$2,143	$24,405	$(2,763)	$21,642
Balance BOP before changes in the instrument specific credit risk	$666	19,719	(14,051)	5,668	$1,639	23,944	(2,766)	21,178
Model changes and effect of changes in cash flow assumptions	(5)	317	(143)	174	(280)	(196)	36	(160)
Actual market movement effect	1,074	3,402	(1,226)	2,176	(665)	(3,026)	799	(2,227)
Interest accrual	37	731	(489)	242	7	197	(122)	75
Attributed fees accrued (1)	399	882	(295)	587	386	918	(194)	724
Benefit payments	(37)	(1,179)	669	(510)	(14)	(902)	350	(552)
Actual policyholder behavior different from expected behavior	24	142	(102)	40	(9)	135	(56)	79
Changes in future economic assumptions	(1,626)	(8,700)	5,279	(3,421)	(397)	(1,351)	(950)	(2,301)
Issuances	(3)	—	—	—	(1)	—	(11,148)	(11,148)
Balance EOP before changes in the instrument-specific credit risk	$529	15,314	(10,358)	4,956	$666	19,719	(14,051)	5,668
Changes in the instrument-specific credit risk (2)	1	(615)	(57)	(672)	395	517	(8)	509
Balance, end of the period (“EOP”)	$530	$14,699	$(10,415)	$4,284	$1,061	$20,236	$(14,059)	$6,177

Weighted-average age of policyholders (years)	63.5	72.6	67.5	N/A	62.6	72.0	66.9	N/A
Net amount at risk	$3,530	$22,631	$10,766	N/A	$1,115	$15,901	$6,341	N/A
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(1)    Attributed fees accrued represents the portion of the fees needed to fund future GMxB claims.
(2)    Changes are recorded in OCI.
(3)    Purchased MRB is the impact of non-affiliated reinsurance.

The following table reconciles market risk benefits by the amounts in an asset position and amounts in a liability position to the market risk amounts in the consolidated balance sheet as of December 31, 2022 and 2021.

	December 31, 2022					December 31, 2021
	Direct Asset	Direct Liability	Net Direct MRB	Purchased MRB	Total	Direct Asset	Direct Liability	Net Direct MRB	Purchased MRB	Total
	(in millions)
Legacy Segment
GMxB Legacy	$(51)	$14,749	$14,699	$(10,412)	$4,287	$(47)	$20,282	$20,235	$(14,058)	$6,177
Individual Retirement
GMxB Core	(387)	917	530	—	530	(237)	1,298	$1,061	—	1,061
Other (1)	(52)	100	47	(11)	36	(34)	107	$73	(16)	57
Total	$(490)	$15,766	$15,276	$(10,423)	$4,853	$(318)	$21,687	$21,369	$(14,074)	$7,295
______________(1)Other primarily includes Individual EQUI-VEST MRB.